BUSINESS COMBINATIONS - ACQUISITION RBRASIL (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Sep. 02, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 09, 2017
Disclosure of detailed information about business combination [line items]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities		$ 14,512	$ 8,638	$ 0
Business combinations [member]
Disclosure of detailed information about business combination [line items]
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		192
Revenue of acquiree since acquisition date		22,472
Profit (loss) of acquiree since acquisition date		$ 3,682
Business combinations [member] | Non-controlling interests [member]
Disclosure of detailed information about business combination [line items]
Financial liabilities recognised as of acquisition date					$ 23,777
R Brasil Solucoes S.A. [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	8149.00%
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	$ 8,638
Contingent consideration arrangements and indemnification assets recognised as of acquisition date	2,501
Consideration transferred, acquisition-date fair value	11,454
Financial assets recognised as of acquisition date	2,884
Financial liabilities recognised as of acquisition date	$ (2,932)
Interfile Servicos De BPO Ltda [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					81.49%